Redeemable Convertible Preferred Stock	12 Months Ended
Dec. 31, 2021
Redeemable Convertible Preferred Stock [Abstract]
REDEEMABLE CONVERTIBLE PREFERRED STOCK

12. REDEEMABLE CONVERTIBLE PREFERRED STOCK

Each share of Legacy MoneyLion’s redeemable convertible preferred stock was convertible at the option of the holder, at any time and from time to time, and without the payment of additional consideration by the holder thereof, into a number of fully paid and non-assessable shares of Legacy MoneyLion Common Stock as could be determined by dividing the applicable original issue price by the applicable conversion price in effect at the time of conversion.

Pursuant to the Merger Agreement, all outstanding shares of Legacy MoneyLion’s redeemable convertible preferred stock automatically converted into 116,264,374 shares of MoneyLion Class A Common Stock after giving effect to the Exchange Ratio upon the Business Combination Closing. See Note 3, “Business Combination” for additional information on the Business Combination.